Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue [Abstract]
REVENUE

3. REVENUE

Disaggregation of revenue

We disaggregate revenue by service type and by platform as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Revenue stream	2026	2025	2026	2025
Banking and payments revenues	$5,293,820	$7,921,556	$10,225,033	$14,843,181
Custody and trading revenues	772,379	241,600	1,437,573	393,455
Other revenues	27,685	36,116	27,782	62,151
Less: Sales returns and allowances	(3,975)	(23,346)	(8,170)	(35,024)
Revenues, net	$6,089,909	$8,175,926	$11,682,218	$15,263,763

The above amounts are net of reductions in revenue related to Revenue Rewards totaling $0.4 million and $0.5 million for the three months ended June 30, 2026 and 2025, respectively, and $0.7 million and $1.0 million for the six months ended June 30, 2026 and 2025, respectively.

Deferred revenue

Contract liabilities are classified as deferred revenue in our balance sheets. As of June 30, 2026 and December 31, 2025, the contract liability related to our deferred subscription revenues was $0.2 million and $0.3 million, respectively, and the contract liability related to an unearned portion of a bonus paid to us by Visa was $0.1 million and $0.1 million, respectively.

The activity in deferred revenue for the six months ended June 30, 2026 and the year ended December 31, 2025, was as follows:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Beginning of the period contract liability	$366,252	$875,466
Revenue recognized from the contract liabilities included in the beginning balance	(244,332)	(771,669)
Increases due to cash received net of amounts recognized in revenue during the period	106,228	262,455
End of period contract liability	$228,148	$366,252

Contract costs

For the six months ended June 30, 2026 and 2025, we did not incur any incremental costs to obtain and/or fulfill contracts with customers.

4. REVENUE

Disaggregation of revenue

We disaggregate revenue by service type and by platform as follows:

	Year Ended December 31,
Revenue stream	2025	2024
Banking and payment revenues	$30,322,364	$23,432,996
Custody and trading revenues	1,462,357	170,746
Other revenues	63,663	161,000
Less: Sales returns and allowances	(54,711)	(11,594)
Revenues, net	$31,793,673	$23,753,148

The above amounts are net of reductions in revenue related to Revenue Rewards totaling $1.9 million and $1.8 million for the years ended December 31, 2025 and 2024, respectively.

Deferred revenue

Contract liabilities are classified as deferred revenue in our balance sheets. As of December 31, 2025 and December 31, 2024, the contract liability related to our deferred subscription revenues was $0.3 million and $0.3 million, respectively, and the contract liability related to an unearned portion of a bonus paid to us by Visa was $0.1 million and $0.6 million, respectively.

The activity in deferred revenue for the year ended December 31, 2025 and the year ended December 31, 2024, was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Beginning of the period contract liability	$875,466	$1,012,010
Revenue recognized from the contract liabilities included in the beginning balance	(771,669)	(442,045)
Increases due to cash received net of amounts recognized in revenue during the period	262,455	305,501
End of period contract liability	$366,252	$875,466

Contract costs

For the years ended December 31, 2025 and 2024, we did not incur any incremental costs to obtain and/or fulfill contracts with customers.